DECOMMISSIONING AND RESTORATION PROVISION - Reclamation bonds (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Reclamation bonds
Restricted cash		$ 2,029	$ 5,036
Guaranteed Investment Certificates and Letters of Credit
Reclamation bonds
Restricted cash		$ 1,749	$ 4,731
Surety bond
Reclamation bonds
Increase in provision	$ 8,500
Total provision	$ 22,700